Consolidated Statements of Cash Flows - EUR (€) € in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Statement of cash flows [abstract]
Net income attributable to equity holders of Sanofi		€ 3,184	€ 2,764	[1]	€ 6,223	[1]
Net income attributable to non-controlling interests		53	20	[1]	56	[1]
Share of undistributed earnings from investments accounted for using the equity method		(53)	(8)	[1]	(15)	[1]
Depreciation, amortization and impairment of property, plant and equipment, right-of-use assets and intangible assets		1,820	1,715	[1]	3,351	[1]
Gains and losses on disposals of non-current assets, net of tax	[2]	(368)	(105)	[1]	(300)	[1]
Net change in deferred taxes		(404)	(138)	[1]	(356)	[1]
Net change in non-current provisions and other non-current liabilities	[3]	436	(151)	[1]	(37)	[1]
Cost of employee benefits (stock options and other share-based payments)		144	134	[1]	244	[1]
Impact of the workdown of acquired inventories remeasured at fair value		3	0	[1]	4	[1]
Other profit or loss items with no cash effect on cash flows generated by operating activities	[4]	52	(39)	[1]	(57)	[1]
Operating cash flow before changes in working capital		4,867	4,192	[1]	9,113	[1]
(Increase)/decrease in inventories		(1,122)	(821)	[1]	(357)	[1]
(Increase)/decrease in accounts receivable		18	751	[1]	185	[1]
Increase/(decrease) in accounts payable		111	(89)	[1]	451	[1]
Net change in other current assets and other current liabilities		(49)	694	[1]	1,130	[1]
Net cash provided by/(used in) operating activities	[5]	3,825	4,727	[1]	10,522	[1]
Acquisitions of property, plant and equipment and intangible assets		(974)	(991)	[1]	(2,043)	[1]
Acquisitions of consolidated undertakings and investments accounted for using the equity method	[6]	(977)	(1,520)	[1]	(5,594)	[1]
Acquisitions of other equity investments		(110)	(71)	[1]	(311)	[1]
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax	[7]	544	299	[1]	676	[1]
Disposals of consolidated undertakings and investments accounted for using the equity method	[8]	101	0		42
Net change in other non-current assets		(43)	(29)	[1]	(68)	[1]
Net cash provided by/(used in) investing activities		(1,459)	(2,312)	[1]	(7,298)	[1]
Issuance of Sanofi shares		40	23	[1]	186	[1]
Dividends paid:
Dividends paid to equity holders of Sanofi		(4,168)	(4,008)	[1]	(4,008)	[1]
Dividends paid to non-controlling interests		(69)	(41)	[1]	(48)	[1]
Additional long-term debt contracted		1,497	1	[1]	0	[1]
Repayments of long-term debt		(2,694)	(2,211)	[1]	(2,241)	[1]
Repayment of lease liabilities		(137)	(106)	[1]	(149)	[1]
Net change in short-term debt and other financial instruments	[9]	286	(134)	[1]	(414)	[1]
Acquisitions of treasury shares		(360)	(140)	[1]	(382)	[1]
Net cash provided by/(used in) financing activities		(5,605)	(6,616)	[1]	(7,056)	[1]
Impact of exchange rates on cash and cash equivalents		40	8	[1]	15	[1]
Net change in cash and cash equivalents		(3,199)	(4,193)	[1]	(3,817)	[1]
Cash and cash equivalents, beginning of period	[1]	10,098	13,915		13,915
Cash and cash equivalents, end of period		€ 6,899	€ 9,722	[1]	€ 10,098	[1]

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.
[2]	Includes non-current financial assets.
[3]	This line item includes contributions paid to pension funds (see Note B.12.).
[4]	This line item mainly comprises unrealized foreign exchange gains and losses arising on the remeasurement of monetary items in non-functional currencies and on instruments used to hedge such items.
[5]	Of which:

	June 30, 2022 (6 months)	June 30, 2021 (6 months)	December 31, 2021 (12 months)
▪Income tax paid	(927)	(220)	(1,280)
▪Interest paid	(162)	(180)	(334)
▪Interest received	23	1	3
▪Dividends received from non-consolidated entities	—	—	2

[6]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For the six months ended June 30, 2022, it includes the net cash outflow arising from the acquisition of Amunix (see Note B.1.). For the six months ended June 30, 2021, it includes the net cash outflows on the acquisitions of Kymab, Kiadis and Tidal; and for the year ended December 31, 2021, it also includes the net cash outflows on the acquisitions of Translate Bio, Kadmon and Origimm.
[7]	This line item includes proceeds from disposals of investments in consolidated entities and of other non-current financial assets, net of tax (including €34 million of deferred taxes as of June 30, 2022). For the six months ended June 30, 2022, it includes the divestment of certain non-core Consumer Healthcare and established prescription products for a selling price of €168 million before taxes. For the six months ended June 30, 2021 and the year ended December 31, 2021, it includes the divestments of two activities relating (i) to certain established prescription products, for a selling price (before taxes) of €84 million as of June 30, 2021 and €187 million as of December 31, 2021, and (ii) certain Consumer Healthcare products, for a selling price (before taxes) of €109 million as of December 31, 2021.
[8]	ee Note B.1.
[9]	This line item includes realized foreign exchange differences on (i) cash and cash equivalents in non-functional currencies (primarily the US dollar) and (ii) derivative instruments used to manage such cash and cash equivalents.